Long-Term Debts - Schedule of Long-Term Debts (Details) - USD ($)	Sep. 30, 2025	Jul. 17, 2025	Sep. 30, 2024
Schedule of Long-Term Debts [Line Items]
End date		Jul. 17, 2027
Long- term	$ 669,805		$ 839,560
Long- term (current portions)	$ 149,767		428,702
The Shoko Chukin Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%
Start date	May 26, 2020
End date	Apr. 25, 2030
Long- term	$ 73,312		96,838
Long- term (current portions)	$ 20,437		21,110
The Shoko Chukin Bank Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%
Start date	Feb. 04, 2022
End date	Jan. 27, 2025
Long- term
Long- term (current portions)			21,780
Mizuho Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.83%
Start date	Mar. 25, 2020
End date	Mar. 25, 2025
Long- term
Long- term (current portions)			6,855
Mizuho Bank One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	2.00%
Start date	Jun. 01, 2021
End date	Jun. 01, 2031
Long- term	$ 96,303		120,419
Long- term (current portions)	$ 20,274		20,942
Japan Finance Corporation [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.11%
Start date	Jul. 16, 2020
End date	Jun. 30, 2030
Long- term	$ 125,025		164,328
Long- term (current portions)	$ 36,899		38,115
Musashino Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.50%
Start date	May 31, 2022
End date	Jun. 02, 2025
Long- term
Long- term (current portions)			46,408
Japan Finance Corporation One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.36%
Start date	Jun. 09, 2020
End date	Apr. 20, 2030
Long- term	$ 74,393		98,290
Long- term (current portions)	$ 20,761		21,445
Japan Finance Corporation Two [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	1.28%
Start date	Apr. 23, 2021
End date	Mar. 20, 2031
Long- term	$ 30,445		38,569
Long- term (current portions)	$ 7,468		7,714
Kiraboshi Bank [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	0.50%
Start date	Jun. 27, 2023
End date	May 30, 2032
Long- term	$ 270,325		321,116
Long- term (current portions)	$ 43,928		45,376
Zhongli International Financial Leasing Co. LTD [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	14.56%
Start date	Aug. 11, 2022
End date	Aug. 15, 2025
Long- term
Long- term (current portions)			130,625
Zhongli International Financial Leasing Co. LTD One [Member]
Schedule of Long-Term Debts [Line Items]
Annual Interest Rate	13.63%
Start date	Jul. 26, 2022
End date	Jul. 26, 2025
Long- term
Long- term (current portions)			$ 68,332
Pledge			Vehicle